Fidelity (logo) InvestmentsR	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	October 17, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Advisor Series VII (the trust):
Fidelity Advisor Global Real Estate Fund Fidelity Advisor Real Estate Fund (the funds)
File Nos. 002-67004 and 811-03010

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Renee Cummings
Renee Cummings
Legal Product Group